Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

17 Property, plant and equipment

Accounting policy

Property, plant and equipment are stated in the statement of financial position at cost less accumulated depreciation. No depreciation is provided on freehold land. Freehold buildings and long leaseholds are depreciated over their estimated useful lives up to a maximum of 50 years. Short leases are written off over the duration of the lease. Depreciation is provided on other assets on a straight-line basis over their estimated useful lives as follows:

– land and buildings: land – not depreciated; leasehold improvements – shorter of life of lease and 10 years;

– fixtures and equipment: plant – 3 to 20 years; office furniture, fixtures and fittings – 5 to 10 years; computer systems, communication networks and equipment – 3 to 7 years.

	2018			2017
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	217	599	816	231	630	861
Acquisitions	–	5	5	-	-	-
Capital expenditure	5	51	56	5	46	51
Disposals/reclassified as held for sale	(8)	(40)	(48)	(3)	(40)	(43)
Exchange translation differences	9	25	34	(16)	(37)	(53)
At end of year	223	640	863	217	599	816

Accumulated depreciation
At start of year	137	485	622	139	499	638
Charge for the year	9	53	62	9	56	65
Disposals/reclassified as held for sale	(6)	(40)	(46)	(1)	(39)	(40)
Exchange translation differences	6	21	27	(10)	(31)	(41)
At end of year	146	519	665	137	485	622

Net book amount	77	121	198	80	114	194

No depreciation is provided on freehold land of £14m (2017: £14m).

Amounts relating to right of use assets under IFRS 16 can be found in note 23.